Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating activities:
Net loss	$ (13,483)	$ (1,848)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest (income) expense – royalty agreement	2,764	(7,407)
Non-cash interest expense – convertible notes payable	249	0
Change in fair value of derivative liabilities - royalty agreement	404	(541)
Change in fair value of convertible notes payable	568	0
Stock-based compensation	562	454
Costs to issue convertible notes payable	129	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(243)	290
Accounts payable	2,195	(1,184)
Accrued expenses and other liabilities	1,408	(1,040)
Net cash used in operating activities	(5,447)	(11,276)
Financing activities:
Proceeds from the issuance of convertible notes payable	12,433	0
Costs to issue convertible notes payable	(129)	0
Net cash provided by financing activities	12,304	0
Net increase in cash and cash equivalents	6,857	(11,276)
Cash and cash equivalents at beginning of period	7,350	16,053
Cash and cash equivalents at end of period	14,207	4,777
Supplemental cash flow disclosures:
Deferred transaction costs, accrued but not paid	$ 1,673	$ 0